UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio

July 31, 2010
unaudited

Common stocks — 85.52%	Shares	Value (000)

ENERGY — 9.08%
Apache Corp.	483,400	$46,203
Baker Hughes Inc.	2,997,619	144,695
Chevron Corp.	2,238,911	170,627
ConocoPhillips	4,777,900	263,836
Devon Energy Corp.	1,925,000	120,293
EOG Resources, Inc.	678,600	66,164
Halliburton Co.	800,000	23,904
Hess Corp.	622,200	33,344
Marathon Oil Corp.	5,353,600	179,078
Royal Dutch Shell PLC, Class A (ADR)	5,076,000	281,312
Schlumberger Ltd.	880,400	52,525
Spectra Energy Corp	3,930,500	81,715
		1,463,696

MATERIALS — 3.57%
Air Products and Chemicals, Inc.	2,467,300	179,077
Dow Chemical Co.	2,810,000	76,797
E.I. du Pont de Nemours and Co.	690,000	28,062
MeadWestvaco Corp.	5,749,864	137,767
Monsanto Co.	810,700	46,891
Praxair, Inc.	1,222,300	106,120
		574,714

INDUSTRIALS — 15.30%
3M Co.	2,356,700	201,592
Avery Dennison Corp.	805,000	28,859
Boeing Co.	1,985,000	135,258
CSX Corp.	3,904,500	205,845
Eaton Corp.	400,000	31,384
Emerson Electric Co.	1,530,000	75,796
General Dynamics Corp.	945,000	57,881
General Electric Co.	8,417,500	135,690
Illinois Tool Works Inc.	850,000	36,975
Lockheed Martin Corp.	1,971,000	148,121
Norfolk Southern Corp.	1,900,200	106,924
Pentair, Inc.	1,800,000	61,560
Pitney Bowes Inc.	4,166,900	101,714
Precision Castparts Corp.	314,000	38,368
R.R. Donnelley & Sons Co.	6,212,657	104,808
Rockwell Automation	1,250,000	67,688
Southwest Airlines Co.	4,450,000	53,622
Union Pacific Corp.	2,603,400	194,396
United Parcel Service, Inc., Class B	2,450,000	159,250
United Technologies Corp.	5,110,000	363,321
Waste Management, Inc.	4,645,400	157,711
		2,466,763

CONSUMER DISCRETIONARY — 8.16%
Carnival Corp., units	655,000	22,715
Comcast Corp., Class A, special nonvoting shares	1,500,000	27,690
Darden Restaurants, Inc.	3,800,000	159,182
Harley-Davidson, Inc.	2,408,000	65,570
Home Depot, Inc.	7,915,000	225,657
Johnson Controls, Inc.	3,175,000	91,472
Lowe’s Companies, Inc.	2,000,000	41,480
McDonald’s Corp.	1,200,000	83,676
News Corp., Class A	3,850,000	50,242
Staples, Inc.	3,500,000	71,155
Target Corp.	1,790,000	91,863
Time Warner Cable Inc.	1,235,509	70,634
Time Warner Inc.	4,002,666	125,924
VF Corp.	1,150,000	91,229
YUM! Brands, Inc.	2,340,000	96,642
		1,315,131

CONSUMER STAPLES — 6.25%
Avon Products, Inc.	2,990,000	93,079
Coca-Cola Co.	850,000	46,844
Colgate-Palmolive Co.	462,500	36,528
ConAgra Foods, Inc.	950,000	22,306
General Mills, Inc.	1,500,000	51,300
H.J. Heinz Co.	600,000	26,688
Kellogg Co.	1,410,600	70,601
Kimberly-Clark Corp.	2,220,000	142,346
Kraft Foods Inc., Class A	9,235,000	269,754
PepsiCo, Inc.	2,940,000	190,835
Procter & Gamble Co.	310,000	18,960
Sara Lee Corp.	1,500,000	22,185
Wal-Mart Stores, Inc.	320,000	16,381
		1,007,807

HEALTH CARE — 8.64%
Abbott Laboratories	4,179,600	205,135
Amgen Inc.1	630,000	34,354
Bristol-Myers Squibb Co.	4,662,500	116,190
Cardinal Health, Inc.	1,305,000	42,112
Eli Lilly and Co.	3,355,000	119,438
Johnson & Johnson	600,000	34,854
Medtronic, Inc.	2,452,000	90,651
Merck & Co., Inc.	15,013,160	517,353
Novartis AG (ADR)	2,030,000	98,942
Pfizer Inc	8,920,000	133,800
		1,392,829

FINANCIALS — 3.76%
Allstate Corp.	700,000	19,768
Arthur J. Gallagher & Co.	1,887,331	47,976
Bank of America Corp.	4,652,933	65,327
Bank of New York Mellon Corp.	3,586,000	89,901
Cullen/Frost Bankers, Inc.	1,046,000	57,750
JPMorgan Chase & Co.	4,223,000	170,103
Lincoln National Corp.	413,300	10,762
Marsh & McLennan Companies, Inc.	2,611,029	61,411
Northern Trust Corp.	600,000	28,194
State Street Corp.	1,419,700	55,255
		606,447

INFORMATION TECHNOLOGY — 14.13%
Analog Devices, Inc.	1,745,000	51,844
Automatic Data Processing, Inc.	2,000,000	82,540
Cisco Systems, Inc.1	1,950,000	44,986
Google Inc., Class A1	299,100	145,019
Hewlett-Packard Co.	4,220,000	194,289
Intel Corp.	9,798,000	201,839
International Business Machines Corp.	2,810,000	360,804
KLA-Tencor Corp.	672,000	21,282
Linear Technology Corp.	3,845,000	122,579
Maxim Integrated Products, Inc.	4,930,000	86,423
Microchip Technology Inc.	3,238,925	98,625
Microsoft Corp.	17,454,198	450,493
Nokia Corp. (ADR)	3,590,000	34,141
Oracle Corp.	6,815,000	161,107
Paychex, Inc.	1,000,000	25,990
QUALCOMM Inc.	800,000	30,464
SAP AG (ADR)	796,000	36,512
Texas Instruments Inc.	4,100,000	101,229
Xilinx, Inc.	1,008,400	28,154
		2,278,320

TELECOMMUNICATION SERVICES — 6.86%
AT&T Inc.	23,637,297	613,151
BCE Inc.	3,750,000	114,788
CenturyLink, Inc.	8,347,822	297,349
Verizon Communications Inc.	2,800,000	81,368
		1,106,656

UTILITIES — 6.43%
Ameren Corp.	3,598,680	91,299
American Electric Power Co., Inc.	1,435,000	51,631
Dominion Resources, Inc.	2,900,000	121,771
DTE Energy Co.	750,000	34,620
Duke Energy Corp.	4,120,000	70,452
Exelon Corp.	3,093,720	129,410
FirstEnergy Corp.	2,552,900	96,244
PPL Corp.	2,747,000	74,966
Progress Energy, Inc.	2,346,900	98,828
Public Service Enterprise Group Inc.	2,575,000	84,717
Questar Corp.	420,000	6,909
Southern Co.	2,000,000	70,660
Xcel Energy Inc.	4,745,000	104,343
		1,035,850

MISCELLANEOUS — 3.34%
Other common stocks in initial period of acquisition		538,427

Total common stocks (cost: $12,694,864,000)		13,786,640

		Value
Preferred stocks — 2.22%	Shares	(000)

FINANCIALS — 2.22%
JPMorgan Chase & Co., Series I, 7.90%2	114,579,000	$120,088
PNC Financial Services Group, Inc., Series K, 8.25%2	10,415,000	10,907
PNC Preferred Funding Trust III 8.70%2,3	35,900,000	37,590
Wachovia Capital Trust III 5.80%2	27,846,000	23,845
Wells Fargo & Co., Series K, 7.98%2	159,662,000	165,250

Total preferred stocks (cost: $317,736,000)		357,680

Convertible securities — 0.46%

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	22,000	3,210

FINANCIALS — 0.23%
SLM Corp., Series C, 7.25% convertible preferred 2010	61,000	38,125

MISCELLANEOUS — 0.21%
Other convertible securities in initial period of acquisition		33,474

Total convertible securities (cost: $60,039,000)		74,809

	Principal amount
Bonds & notes — 5.16%	(000)

ENERGY — 0.13%
Apache Corp. 6.00% 2013	$5,000	5,615
Enbridge Energy Partners, LP 5.35% 2014	5,075	5,576
Kinder Morgan Energy Partners LP 6.75% 2011	4,000	4,133
Shell International Finance BV 4.00% 2014	5,000	5,368
		20,692

INDUSTRIALS — 0.21%
Burlington Northern Santa Fe Corp. 6.75% 2011	8,442	8,916
Honeywell International Inc. 3.875% 2014	3,400	3,684
Northrop Grumman Corp. 7.75% 2016	4,420	5,555
PACCAR Inc, Series A, 6.375% 2012	5,000	5,391
PACCAR Inc, Series A, 6.875% 2014	5,000	5,836
Union Pacific Corp. 5.125% 2014	3,830	4,224
		33,606

CONSUMER DISCRETIONARY — 1.08%
Black & Decker Corp. 8.95% 2014	18,000	22,091
Comcast Cable Communications, Inc. 6.75% 2011	4,335	4,456
Hasbro, Inc. 6.125% 2014	3,750	4,075
News America Inc. 6.90% 2019	3,155	3,778
Staples, Inc. 7.75% 2011	9,380	9,771
Staples, Inc. 9.75% 2014	101,450	125,073
Time Warner Cable Inc. 6.20% 2013	3,985	4,498
		173,742

CONSUMER STAPLES — 0.24%
Avon Products, Inc. 5.625% 2014	5,000	5,639
ConAgra Foods, Inc. 5.875% 2014	5,000	5,701
CVS Caremark Corp. 2.037% 20102	21,055	21,092
CVS Caremark Corp. 6.60% 2019	2,665	3,126
Kraft Foods Inc. 2.625% 2013	2,555	2,628
		38,186

HEALTH CARE — 0.10%
Aetna Inc. 5.75% 2011	1,962	2,041
Aetna Inc. 7.875% 2011	435	452
Cardinal Health, Inc. 5.65% 2012	2,800	3,006
Pfizer Inc. 4.45% 2012	5,000	5,288
WellPoint, Inc. 5.00% 2011	5,000	5,087
		15,874

FINANCIALS — 1.34%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,499
American Express Bank 5.55% 2012	28,250	30,505
American Express Centurion Bank 5.55% 2012	18,870	20,376
Bank of America Corp. 4.25% 2010	1,680	1,689
Bank of America Corp. 4.375% 2010	10,983	11,120
Bank of America Corp. 4.50% 2010	3,560	3,560
Bank of America Corp. 6.50% 2016	5,000	5,574
Citigroup Inc. 4.75% 2015	2,500	2,575
Citigroup Inc. 6.125% 2017	5,000	5,361
ERP Operating LP 5.50% 2012	1,950	2,084
ERP Operating LP 6.584% 2015	3,500	4,056
ERP Operating LP 5.125% 2016	2,400	2,577
ERP Operating LP 5.375% 2016	13,404	14,572
ERP Operating LP 5.75% 2017	39,855	44,119
ERP Operating LP 7.125% 2017	5,000	5,799
Goldman Sachs Group, Inc. 7.50% 2019	1,500	1,751
JPMorgan Chase & Co. 4.75% 2013	5,000	5,411
Kimco Realty Corp., Series C, 4.82% 2014	5,000	5,262
MetLife Global Funding 5.125% 20143	3,000	3,295
Metropolitan Life Global Funding I, 5.125% 20133	1,665	1,815
Morgan Stanley 4.00% 2015	7,000	7,005
New York Life Global Funding 2.25% 20123	5,000	5,111
PNC Funding Corp. 0.675% 20142	5,000	4,833
ProLogis 6.875% 2020	3,560	3,417
ProLogis 7.375% 2019	860	846
Simon Property Group, LP 6.75% 2014	4,000	4,553
UDR, Inc., Series A, 5.25% 2015	5,000	5,158
Westfield Group 5.75% 20153	7,000	7,757
		215,680

INFORMATION TECHNOLOGY — 0.09%
KLA-Tencor Corp. 6.90% 2018	13,700	15,355

TELECOMMUNICATION SERVICES — 0.22%
AT&T Inc. 4.85% 2014	5,000	5,534
Telecom Italia Capital SA 6.175% 2014	5,000	5,438
Verizon Communications Inc. 5.55% 2014	5,000	5,655
Verizon Communications Inc. 8.50% 2018	15,000	19,864
		36,491

UTILITIES — 0.17%
FPL Group Capital, Inc. 7.875% 2015	20,000	24,839
Jersey Central Power & Light Co. 5.625% 2016	2,000	2,205
		27,044

MORTGAGE-BACKED OBLIGATIONS4 — 0.93%
DEPFA ACS Bank 4.75% 2010	3,980	4,003
Fannie Mae 4.00% 2024	21,221	22,252
Fannie Mae 4.00% 2024	21,654	22,710
Fannie Mae 4.50% 2024	43,263	45,896
Fannie Mae 3.50% 2025	15,000	15,424
Fannie Mae 4.00% 2025	14,666	15,367
Fannie Mae 5.00% 2039	22,789	24,343
		149,995

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.65%
Fannie Mae 1.50% 2013	4,000	4,056
Fannie Mae 2.50% 2014	25,775	26,852
Freddie Mac 1.75% 2012	25,240	25,746
U.S. Treasury 4.25% 2013	10,000	11,033
U.S. Treasury 2.25% 2014	5,000	5,211
U.S. Treasury 3.25% 2016	10,000	10,716
U.S. Treasury 2.75% 2017	5,000	5,151
U.S. Treasury 3.50% 2020	5,000	5,251
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	10,000	10,431
		104,447

Total bonds & notes (cost: $740,791,000)		831,112

Short-term securities — 6.83%

Coca-Cola Co. 0.26% due 10/7/20103	26,200	26,186
Fannie Mae 0.15%–0.50% due 8/2/2010–5/3/2011	357,550	357,383
Federal Farm Credit Banks 0.23% due 8/23/2010	25,000	24,998
Federal Home Loan Bank 0.15%–0.19% due 8/11–10/1/2010	49,800	49,787
Freddie Mac 0.15%–0.25% due 9/13–10/21/2010	123,200	123,155
General Electric Co. 0.18% due 8/2/2010	20,000	20,000
Johnson & Johnson 0.17% due 8/5/20103	50,000	49,999
Jupiter Securitization Co., LLC 0.45% due 9/10/20103	4,400	4,397
PepsiCo Inc. 0.17% due 8/10/20103	50,000	49,998
Private Export Funding Corp. 0.30% due 10/1/20103	25,800	25,786
Procter & Gamble Co. 0.20%–0.27% due 9/7–11/2/20103	158,000	157,944
Straight-A Funding LLC 0.27%–0.34% due 8/17–10/5/20103	161,407	161,337
U.S. Treasury Bills 0.11%–0.335% due 8/19–8/26/2010	9,500	9,500
United Technologies Corp. 0.18% due 8/31/20103	40,000	39,994

Total short-term securities (cost: $1,100,368,000)		1,100,464

Total investment securities (cost: $14,913,798,000)		16,150,705
Other assets less liabilities		(29,931)

Net assets		$16,120,774

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $571,209,000, which represented 3.54% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$1,463,696	$—	$—	$1,463,696
Materials	574,714	—	—	574,714
Industrials	2,466,763	—	—	2,466,763
Consumer discretionary	1,315,131	—	—	1,315,131
Consumer staples	1,007,807	—	—	1,007,807
Health care	1,392,829	—	—	1,392,829
Financials	606,447	—	—	606,447
Information technology	2,278,320	—	—	2,278,320
Telecommunication services	1,106,656	—	—	1,106,656
Utilities	1,035,850	—	—	1,035,850
Miscellaneous	538,427	—	—	538,427
Preferred stocks	—	357,680	—	357,680
Convertible securities	71,599	3,210	—	74,809
Bonds & notes:
Corporate bonds & notes	—	576,670	—	576,670
Mortgage-backed obligations	—	149,995	—	149,995
Bonds & notes of U.S. governments & government agencies	—	104,447	—	104,447
Short-term securities	—	1,100,464	—	1,100,464
Total	$13,858,239	$2,292,466	$—	$16,150,705

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,991,666
Gross unrealized depreciation on investment securities	(790,065)
Net unrealized appreciation on investment securities	1,201,601
Cost of investment securities for federal income tax purposes	14,949,104

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0910O-S25527

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: September 28, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: September 28, 2010